SHARE CAPITAL - Disclosure of detailed information about warrants outstanding (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CAD ($) warrants Months	Dec. 31, 2019 CAD ($) warrants Months
Warrant [Line Items]
Opening Balance		1,812,500
Granted during period		0
Exercised	(500,000)	(500,000)
Expired		(437,500)
Closing Balance	875,000	875,000
Granted 29/06/2016 [Member]
Warrant [Line Items]
Opening Balance		437,500
Granted during period		0
Exercised		0
Expired		(437,500)
Closing Balance	0	0
Exercise Price | $	$ 0.36	$ 0.36
Exercise period (months) | Months		36
Remaining contractual life (months) | Months	0	0
Granted 03/02/2017 [Member]
Warrant [Line Items]
Opening Balance		1,000,000
Granted during period		0
Exercised		(500,000)
Expired		0
Closing Balance	500,000	500,000
Exercise Price | $	$ 0.36	$ 0.36
Exercise period (months) | Months		36
Remaining contractual life (months) | Months	1	1
Granted 28/02/2017 [Member]
Warrant [Line Items]
Opening Balance		375,000
Granted during period		0
Exercised		0
Expired		0
Closing Balance	375,000	375,000
Exercise Price | $	$ 0.36	$ 0.36
Exercise period (months) | Months		36
Remaining contractual life (months) | Months	2	2